Leases - Summary of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating lease			$ 570
Operating cash flows from finance leases			5
Financing cash flows from finance leases			25
Right-of-use asset obtained in exchange for operating lease liability	$ 4,481	$ 619	619
Right-of-use asset obtained in exchange for new finance lease liability		$ 40	$ 40